Share-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Compensation

12.	Share-Based Compensation

On April 30, 2015, the Company entered into a Non-qualified Stock Option Agreement with Sophie Pibouin, a director of the Company, in accordance with the 2015 Plan. The agreement granted options to purchase 128,000 Shares prior to the expiration date of April 29, 2025 at an exercise price of $0.75. The options granted vested on a graded scale over a period of time through October 31, 2015.

On April 30, 2015, the Company entered into a Non-qualified Stock Option Agreement with Murray Gross, a director of the Company, in accordance with the 2015 Plan. The agreement granted options to purchase 640,000 Shares prior to the expiration date of April 29, 2025 at an exercise price of $0.75. 400,000 of the options granted immediately vested on the date of grant, and the remaining 240,000 options granted will vest upon the date at which the Company first reports two consecutive fiscal quarters with revenues of One Million Dollars ($1,000,000) each. The unvested options were not exercisable after the director’s termination of continuous service, on September 30, 2017, as defined in the agreement.

On January 1, 2016, the Company granted employees stock options to purchase 250,000 Shares at an exercise price of $0.90 per Share in accordance with the 2015 Plan, with vesting continuing until 2019. The total fair value of $196,250 for these stock options will be recognized by the Company over the applicable vesting period.

On February 10, 2016, the Company granted employees stock options to purchase 210,000 Shares at an exercise price of $0.96 per Share in accordance with the 2015 Plan, with vesting continuing until 2020. The total fair value of $174,748 for these stock options will be recognized by the Company over the applicable vesting period.

On December 6, 2016, the Company granted one employee stock options to purchase 100,000 Shares at an exercise price of $0.76 per Share in accordance with the 2015 Plan, with vesting continuing until 2020. The total fair value of $63,937 for these stock options will be recognized by the Company over the applicable vesting period.

On March 15, 2017, the Company granted one employee stock options to purchase 100,000 Shares at an exercise price of $0.85 per Share in accordance with the 2015 Plan, with vesting continuing until 2020. The total fair value of $70,872 for these stock options will be recognized by the Company over the applicable vesting period.

On September 25, 2017, the Company granted an employee stock options to purchase 750,000 Shares at an exercise price of $0.30 per Share and 500,000 Shares at an exercise price of $0.38 per Share, in accordance with the 2015 Plan, with vesting continuing until 2019. The 500,000 Shares will vest quarterly through 2019, and they are also subject to availability contingencies relating to pending shareholder approval of an amendment to the 2015 Plan. The total fair value of $321,011 for these stock options will be recognized by the Company over the applicable vesting period.

The weighted average estimated values of director and employee stock option grants, as well as the weighted average assumptions that were used in calculating such values during the nine months ended September 30, 2017 and 2016, were based on estimates at the date of grant as follows:

	April 30,	January 1,	February 10,
	2015 Grant	2016 Grant	2016 Grant
Risk-free interest rate	1.43%	1.76%	1.15%
Weighted average expected term	5 years	5 years	5 years
Expected volatility	143.10%	134.18%	132.97%
Expected dividend yield	0.00%	0.00%	0.00%

	December 6	March 15,	September 25,
	2016 Grant	2017 Grant	2017 Grant
Risk-free interest rate	1.84%	2.14%	1.85%
Weighted average expected term	5 years	5 years	5 years
Expected volatility	123.82%	121.19%	130.79%
Expected dividend yield	0.00%	0.00%	0.00%

A summary of stock option activity during the nine months ended September 30, 2017 and 2016 under our stock option agreements is as follows:

			Weighted-
		Weighted-	Average
	Shares	Average	Remaining	Aggregate
	Under	Exercise	Contractual	Intrinsic
	Option	Price	Life	Value
Outstanding at January 1, 2017	1,328,000	$0.81	9 years	115,200
Granted	1,350,000	0.37
Exercised	-
Forfeited and expired	(440,000)	0.81

Outstanding at September 30, 2017	2,238,000	$0.55	9 years	$79,200

Exercisable at September 30, 2017	668,000	$0.79	8 years	$79,200

The weighted-average grant date fair value of options granted during the nine months ended September 30, 2017 and 2016 was $0.29 and $0.81, respectively.

As of September 30, 2017, and December 31, 2016, there was $497,136 and $492,057, respectively, of total unrecognized compensation costs related to stock options granted under our stock option agreements. The unrecognized compensation cost is expected to be recognized over a weighted-average period of two years. The total fair value of stock options that vested during the nine months ended September 30, 2017 and 2016 was $100,655 and $49,062, respectively.

12. Share-Based Compensation

On April 30, 2015, the Company entered into a Non-qualified Stock Option Agreement with Sophie Pibouin, a director of the Company, in accordance with the 2015 Plan. The agreement granted options to purchase 128,000 Shares prior to the expiration date of April 29, 2025 at an exercise price of $0.75. The options granted vested on a graded scale over a period of time through October 31, 2015. The unvested options will not be exercisable on or after the director’s termination of continuous service, as defined in the agreement.

On April 30, 2015, the Company entered into a Non-qualified Stock Option Agreement with Murray Gross, a director of the Company, in accordance with the 2015 Plan. The agreement granted options to purchase 640,000 Shares prior to the expiration date of April 29, 2025 at an exercise price of $0.75. 400,000 of the options granted are immediately vested on the date of grant, and the remaining 240,000 options granted will vest upon the date at which the Company first reports two consecutive fiscal quarters with revenues of One Million Dollars ($1,000,000) each. The unvested options will not be exercisable on or after the director’s termination of continuous service, as defined in the agreement.

On January 1, 2016, the Company granted employees stock options to purchase 250,000 Shares at an exercise price of $0.90 per Share in accordance with the 2015 Plan, with vesting continuing until 2019. The total fair value of $196,250 for these stock options will be recognized by the Company over the applicable vesting period.

On February 10, 2016, the Company granted employees stock options to purchase 210,000 Shares at an exercise price of $0.96 per Share in accordance with the 2015 Plan, with vesting continuing until 2020. The total fair value of $174,748 for these stock options will be recognized by the Company over the applicable vesting period.

On December 6, 2016, the Company granted one employee stock options to purchase 100,000 Shares at an exercise price of $0.76 per Share in accordance with the 2015 Plan, with vesting continuing until 2020. The total fair value of $63,937 for these stock options will be recognized by the Company over the applicable vesting period.

The weighted average estimated values of director and employee stock option grants, as well as the weighted average assumptions that were used in calculating such values during the twelve months ended December 31, 2016 and 2015, were based on estimates at the date of grant as follows:

	April 30,	January 1,	February 10,	December 6,
	2015 Grant	2016 Grant	2016 Grant	2016 Grant
Risk-free interest rate	1.43%	1.76%	1.15%	1.84%
Weighted average expected term	5 years	5 years	5 years	5 years
Expected volatility	143.10%	134.18%	132.97%	123.82%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%

A summary of stock option activity during the twelve months ended December 31, 2016 and 2015 under our stock option agreements is as follows:

			Weighted-
		Weighted-	Average
	Shares	Average	Remaining	Aggregate
	Under	Exercise	Contractual	Intrinsic
	Option	Price	Life	Value
Outstanding at January 1, 2015	-
Granted	768,000	$0.75
Exercised	-
Forfeited and expired	-

Outstanding at December 31, 2015	768,000	$0.75	9 years	$115,200

Exercisable at December 31, 2015	528,000	$0.75	9 years	$79,200

Outstanding at January 1, 2016	768,000	$0.75
Granted	560,000	0.90
Exercised	-
Forfeited and expired	-

Outstanding at December 31, 2016	1,328,000	$0.81	9 years	$115,200

Exercisable at December 31, 2016	590,500	$0.77	8 years	$79,200

The weighted-average grant date fair value of options granted during the twelve months ended December 31, 2016 and 2015 was $0.78 and $0.81, respectively.

As of December 31, 2016, and 2015, there was $492,057 and $195,000, respectively, of total unrecognized compensation costs related to stock options granted under our stock option agreements. $297,057 of the unrecognized compensation cost is expected to be recognized over a weighted-average period of three years. $195,000 of the unrecognized compensation cost will be recognized upon satisfaction of the vesting contingency. The total fair value of stock options that vested during the twelve months ended December 31, 2016 and 2015 was $49,062 and $430,000, respectively.